SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)		1 Months Ended
		Mar. 31, 2024	Jul. 31, 2022	Mar. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid insurance expenses	[1]			$ 376,678
Deposit				73,350
Other prepayments				52,500
Amount due from Sponsor, Nova Pulsar Holdings Limited	[2]	644,763
Others		4,317
Total prepaid expenses and other current assets		649,080		$ 502,528
Promissory note		$ 69,763	$ 575,000

[1]	The prepaid insurance expenses represented prepaid directors and officers’ insurance.
[2]	In July 2022, Real Messenger made a loan of $575,000 to the sponsor of Nova Vision, so as the sponsor deposited such amount into Nova Vision’s trust account in order to extend the time to complete a business combination for a period of three months. The loan was non-interest bearing and was repayable upon the closing of a business combination.